Employee Benefit Plan, Reconciliation of Financial Statement to Form 5500 (Details) - EBP 91-1857900-003 - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Form 5500 Caption, Net Assets [Abstract]
EBP, Net Asset Available for Benefit	$ 125,619,652	$ 112,191,628
EBP, Reconciliation to Form 5500, Net Asset Available for Benefit, Allocation to Withdrawing Participant, Not yet Paid	(26,456)	(47,222)
EBP, Form 5500 Caption, Net Assets	125,593,196	$ 112,144,406
EBP, Form 5500 Caption, Net Income (Loss) [Abstract]
EBP, Change in Net Asset Available for Benefit, Increase (Decrease)	13,428,024
EBP, Reconciliation to Form 5500, Change in Net Asset Available for Benefit, Current Period, Decrease from Deemed Distribution	(26,456)
EBP, Reconciliation to Form 5500, Change in Net Asset Available for Benefit, Prior Period, Increase from Deemed Distribution	47,222
EBP, Form 5500 Caption, Net Income (Loss)	$ 13,448,790